Derivative financial liability - current (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Financial Liability - Current
Schedule of derivative financial liability

	2018	2017	2016
	£'000	£'000	£’000
Equity settled derivative financial liability	-	-	400
At 1 January/on acquisition	-	400	1,573

Gain recognised in finance income within the consolidated statement of comprehensive income	-	(400)	(1,173)
At 31 December	-	-	400